Intangible assets - Schedule of intangible assets (Details) - Innovet [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	$ 6,314,571
Net book value	4,304,604	$ 4,513,207
Accumulated amortization
Balance	2,009,967
Accumulated depreciation and amortisation [member]
Accumulated amortization
Amortization	208,603
Balance	$ 1,801,364